Other Payables	12 Months Ended
Dec. 31, 2019
Other Payables [Abstract]
OTHER PAYABLES

NOTE 9:- OTHER PAYABLES

			Convenience
			translation (Note 2c)
	December 31,		December 31,
	2018	2019	2019
	N I S		U.S. dollars

Employees and payroll accruals	924	972	281
Accrued expenses	152	231	67

	1,076	1,203	348